UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	06/30
Date of reporting period:	09/30/08

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
September 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--96.6%	Rate (%)		Date	Amount ($)	Value ($)

California--91.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)		7.96	10/7/08	3,760,000 a	3,760,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)		8.00	10/7/08	7,000,000 a	7,000,000
Auburn Union School District,
GO Notes, TRAN		2.00	9/9/09	1,400,000	1,404,907
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California Public Employees
Retirement System, California
State Teachers Retirement
System, Calyon Inc., DEPFA
Bank PLC, Dexia Credit Locale,
Landesbank Hessen-Thuringen
Girozentrale, Royal Bank of
Canada and Wells Fargo Bank)		1.70	10/8/08	7,000,000	7,000,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California Public Employees
Retirement System, California
State Teachers Retirement
System, Calyon Inc., DEPFA
Bank PLC, Dexia Credit Locale,
Landesbank Hessen-Thuringen
Girozentrale, Royal Bank of
Canada and Wells Fargo Bank)		1.70	10/10/08	9,000,000	9,000,000
California,
Economic Recovery Bonds		5.00	1/1/09	2,770,000	2,790,251
California,
Economic Recovery Bonds		3.50	7/1/09	100,000	101,105
California,
Economic Recovery Bonds		5.00	7/1/09	1,000,000	1,024,453
California,
Economic Recovery Bonds		5.00	7/1/09	5,500,000	5,637,064
California,
GO Notes		4.00	10/1/08	500,000	500,000
California,
GO Notes		4.50	10/1/08	100,000	100,000

California,
GO Notes	4.75	10/1/08	100,000	100,000
California,
GO Notes	10.00	10/1/08	100,000	100,000
California,
GO Notes	4.00	12/1/08	400,000	401,096
California,
GO Notes	5.00	3/1/09	250,000	252,747
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	7.86	10/7/08	5,500,000 a	5,500,000
California,
GO Notes (Various Purpose)	3.00	11/1/08	300,000	300,145
California,
GO Notes (Various Purpose)	4.00	2/1/09	300,000	302,188
California,
GO Notes (Various Purpose)	4.50	2/1/09	150,000	151,059
California,
GO Notes (Various Purpose)	5.00	2/1/09	700,000	706,679
California,
GO Notes, Refunding	5.00	10/1/08	250,000	250,000
California,
GO Notes, Refunding (Insured;
FSA)	5.50	10/1/08	100,000	100,000
California Department of Veteran
Affairs, Home Purchase Revenue	4.65	12/1/08	330,000	330,724
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	7.50	10/7/08	9,000,000 a	9,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	6.25	10/1/08	5,250,000 a	5,250,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.62	11/12/08	992,000	992,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	4.25	10/1/08	100,000 a	100,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)	7.15	10/7/08	3,850,000 a	3,850,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West) (LOC; Bank of
America)	7.75	10/7/08	6,000,000 a	6,000,000

California Housing Finance Agency,
Home Mortgage Revenue	3.15	2/1/09	100,000	100,000
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FSA)	3.75	2/1/09	125,000	125,177
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	8.41	10/7/08	2,955,000 a	2,955,000
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	8.41	10/7/08	1,960,000 a	1,960,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	8.25	10/7/08	1,100,000 a	1,100,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	8.53	10/7/08	6,000,000 a	6,000,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	8.55	10/7/08	6,800,000 a	6,800,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	8.55	10/7/08	2,885,000 a	2,885,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	8.55	10/7/08	970,000 a	970,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	8.55	10/7/08	3,335,000 a	3,335,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	8.55	10/7/08	2,510,000 a	2,510,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	8.55	10/7/08	3,910,000 a	3,910,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	8.55	10/7/08	5,540,000 a	5,540,000

California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	8.55	10/7/08	4,000,000 a	4,000,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	8.55	10/7/08	2,000,000 a	2,000,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	6,000,000	6,060,905
California Statewide Communities
Development Authority, Revenue
(Adventist Health System/West)
(Insured; Assured Guaranty and
Liquidity Facility; Wells
Fargo Bank)	8.29	10/7/08	7,000,000 a	7,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	7.69	10/7/08	2,950,000 a	2,950,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	7.69	10/7/08	6,200,000 a	6,200,000
Concord,
MFMR (Arcadian Apartments)
(LOC; FNMA)	7.50	10/7/08	1,650,000 a	1,650,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	4.15	10/7/08	5,200,000 a,b	5,200,000
Kern County Board of Education,
TRAN	2.00	9/8/09	1,000,000	1,003,871
Loomis Union School District,
GO Notes, TRAN	2.00	9/9/09	2,300,000	2,308,062
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	8.10	10/7/08	1,760,000 a	1,760,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	2,860,000	2,898,768
Los Angeles Department of
Airports, Senior Revenue,
Refunding (Los Angeles
International Airport)	3.00	5/15/09	545,000	546,319

Los Angeles Municipal Improvement
Corporation, CP (LOC; Bank of
America)	5.50	10/7/08	5,000,000	5,000,000
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	5,000,000	5,060,441
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	1,000,000	1,009,596
Metropolitan Water District of
Southern California,
Waterworks GO Notes, Refunding	8.00	3/1/09	2,000,000	2,051,481
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	4,000,000	4,041,191
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	6.10	10/1/08	20,500,000 a	20,500,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	5.76	10/7/08	6,205,000 a,b	6,205,000
Riverside,
Electric Revenue (Insured; FSA)	3.63	10/1/08	160,000	160,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	7.69	10/7/08	1,500,000 a	1,500,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California
State Teachers Retirement
System)	7.05	10/7/08	8,290,000 a	8,290,000
Santa Clara Unified School
District, TRAN	2.00	6/29/09	1,800,000	1,804,596
Sequoia Union High School
District, GO Notes	3.00	7/1/09	1,900,000	1,918,236
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	3.89	10/7/08	645,000 a,b	645,000
University of California Regents,
General Revenue (Insured; FSA)	4.00	5/15/09	500,000	506,099
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	7.61	10/7/08	2,600,000 a	2,600,000

U.S. Related--5.3%
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	7.75	10/7/08	8,100,000 a	8,100,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	4.34	10/7/08	4,480,000 a,b	4,480,000

Total Investments (cost $227,644,160)			96.6%	227,644,160
Cash and Receivables (Net)			3.4%	7,993,575
Net Assets			100.0%	235,637,735

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $16,530,000 or 7.0% of net assets.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	227,644,160

Level 3 - Significant Unobservable Inputs	0

Total	227,644,160

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
September 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--87.5%	Rate (%)		Date	Amount ($)	Value ($)

Massachusetts--83.9%
Boston,
GO Notes		5.00	4/1/09	6,360,000	6,452,172
Falmouth,
GO Notes, BAN		4.00	10/10/08	1,000,000	1,000,143
Grafton,
GO Notes, BAN		4.00	10/30/08	2,100,000	2,101,063
Massachusetts,
CP (LOC; JPMorgan Chase Bank)		1.62	11/3/08	2,500,000	2,500,000
Massachusetts Bay Transportation
Authority (General
Transportation System)		8.07	10/7/08	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)		6.40	10/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)		8.00	10/7/08	2,500,000 a	2,500,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)		7.99	10/7/08	4,400,000 a	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children's Museum Issue) (LOC;
Royal Bank of Scotland)		7.20	10/7/08	3,365,000 a	3,365,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)		1.75	10/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)		7.99	10/7/08	2,920,000 a	2,920,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth NA)		7.98	10/7/08	2,680,000 a	2,680,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Banknorth NA)		7.96	10/7/08	4,300,000 a	4,300,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)		6.40	10/7/08	6,000,000 a	6,000,000
Massachusetts Development Finance
Agency, Revenue (Hillside

School Issue) (LOC; JPMorgan
Chase Bank)	7.97	10/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	8.00	10/7/08	6,900,000 a	6,900,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	7.96	10/7/08	1,280,000 a	1,280,000
Massachusetts Development Finance
Agency, Revenue (Smith College
Issue) (Liquidity Facility;
JPMorgan Chase Bank)	8.16	10/7/08	1,000,000 a	1,000,000
Massachusetts Development Finance
Agency, Revenue (Thayer
Academy Issue) (Insured;
Assured Guaranty and Liquidity
Facility; DEPFA Bank PLC)	8.20	10/7/08	2,400,000 a	2,400,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	8.28	10/7/08	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	7.70	10/7/08	4,500,000 a	4,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	4.50	10/1/08	2,000,000 a	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Falmouth
Assisted Living Issue) (LOC;
Bank of America)	8.25	10/7/08	2,200,000 a	2,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Banknorth NA)	8.00	10/7/08	1,600,000 a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Art Issue) (Liquidity
Facility; Bank of America)	4.00	10/1/08	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System - Capital
Asset Program Issue) (Insured;
FSA and Liquidity Facility:

Bayerische Landesbank and
JPMorgan Chase Bank)	8.17	10/7/08	2,900,000 a	2,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	7.84	10/7/08	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	7.20	10/7/08	3,025,000 a	3,025,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	7.40	10/7/08	3,200,000 a	3,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	1.31	10/7/08	2,300,000 a	2,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	8.05	10/7/08	3,400,000 a	3,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	7.65	10/7/08	2,000,000 a	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	8.00	10/7/08	4,275,000 a	4,275,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	6.40	10/7/08	2,900,000 a	2,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	6.40	10/7/08	3,484,000 a	3,484,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	8.50	10/7/08	1,000,000 a	1,000,000
Massachusetts Industrial Finance
Agency, IDR, Refunding (Nova
Realty Trust) (LOC; Bank of
America)	7.27	10/7/08	3,000,000 a	3,000,000
Massachusetts School Building
Authority, CP (LOC; Bank of
Nova Scotia)	1.55	2/11/09	2,000,000	2,000,000
Nantucket,

GO Notes, BAN	2.25	2/27/09	5,500,000	5,502,184
Swampscott,
GO Notes, BAN	4.00	10/17/08	3,986,000	3,987,011
Woburn,
GO Notes, BAN	2.25	7/24/09	4,000,000	4,020,085

New York--3.6%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	5.00	10/1/08	800,000 a	800,000
New York City
(LOC; Dexia Credit Locale)	5.20	10/1/08	5,000,000 a	5,000,000

Total Investments (cost $142,891,658)			87.5%	142,891,658
Cash and Receivables (Net)			12.5%	20,324,900
Net Assets			100.0%	163,216,558

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	142,891,658

Level 3 - Significant Unobservable Inputs	0

Total	142,891,658

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
September 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.6%	Rate (%)		Date	Amount ($)	Value ($)

New York--98.3%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		8.25	10/7/08	4,400,000 a	4,400,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		8.25	10/7/08	1,495,000 a	1,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)		8.00	10/7/08	6,000,000 a	6,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth NA)		8.00	10/7/08	6,390,000 a	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)		8.00	10/7/08	3,000,000 a	3,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)		8.25	10/7/08	1,245,000 a	1,245,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)		9.00	10/7/08	1,325,000 a	1,325,000
Avoca Central School District,
GO Notes, BAN		3.00	6/26/09	4,000,000	4,024,436
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN		4.00	12/30/08	3,000,000	3,006,092
Briarcliff Manor,
GO Notes, BAN		2.75	9/11/09	1,468,800	1,478,310
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)		8.01	10/7/08	4,110,000 a	4,110,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding

(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	8.25	10/7/08	1,900,000 a	1,900,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,600,000	1,602,114
East Rockaway Union Free School
District, GO Notes, TAN	2.75	6/24/09	1,500,000	1,507,492
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	8.40	10/7/08	3,645,000 a	3,645,000
Erwin,
GO Notes, BAN	2.75	9/17/09	2,955,000	2,971,669
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,400,000	4,436,168
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	8.70	10/7/08	21,800,000 a,b	21,800,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	9.00	10/7/08	1,100,000 a	1,100,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	1,446,475	1,447,512
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	6.50	10/7/08	13,000,000 a	13,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty and Liquidity
Facility; PB Finance Inc.)	4.65	10/7/08	9,310,000 a,b	9,310,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	8.05	10/7/08	2,500,000 a	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	8.05	10/7/08	5,250,000 a	5,250,000
Monroe County Industrial
Development Agency, IDR (2883
Associates LP) (LOC; HSBC Bank
USA)	8.40	10/7/08	625,000 a	625,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty Partnership

Facility) (LOC; JPMorgan Chase
Bank)	3.00	12/1/08	260,000	260,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	8.25	10/7/08	225,000 a	225,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	1,700,000	1,704,122
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	8.06	10/7/08	8,000,000 a	8,000,000
New York City
(Liquidity Facility; Allied
Irish Banks)	4.15	10/1/08	7,200,000 a	7,200,000
New York City
(Liquidity Facility; Bank of
America)	4.50	10/1/08	2,600,000 a	2,600,000
New York City
(LOC; Bank of America)	4.50	10/1/08	2,000,000 a	2,000,000
New York City
(LOC; Bank of America)	6.20	10/1/08	6,500,000 a	6,500,000
New York City
(LOC; Bank of America)	8.25	10/7/08	11,050,000 a	11,050,000
New York City
(LOC; JPMorgan Chase Bank)	4.15	10/1/08	2,550,000 a	2,550,000
New York City
GO Notes	3.65	4/1/09	100,000	100,316
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	8.25	10/7/08	3,850,000 a	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	7.99	10/7/08	4,630,000 a	4,630,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	7.99	10/7/08	1,570,000 a	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	8.01	10/7/08	2,500,000 a	2,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to

Families and Children Project)
(LOC; Allied Irish Banks)	7.99	10/7/08	3,935,000 a	3,935,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	7.99	10/7/08	3,005,000 a	3,005,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc. Project)
(LOC; Allied Irish Banks)	7.99	10/7/08	2,880,000 a	2,880,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
N.A.)	8.09	10/7/08	3,560,000 a	3,560,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	8.04	10/7/08	5,155,000 a	5,155,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	7.60	10/7/08	5,000,000 a	5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Lloyds
TSB Bank PLC)	4.15	10/1/08	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	10/1/08	5,300,000 a	5,300,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	2/1/09	500,000	505,355
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	4.15	10/1/08	9,765,000 a	9,765,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	4.15	10/1/08	8,000,000 a	8,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;

JPMorgan Chase Bank)	8.30	10/7/08	4,200,000 a	4,200,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	8.00	10/7/08	12,600,000 a	12,600,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/09	220,000	222,944
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	8.98	10/7/08	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	8.15	10/7/08	9,400,000 a	9,400,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	5.09	10/7/08	5,000,000 a,b	5,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	8.25	10/7/08	10,605,000 a	10,605,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,500,000	2,510,381
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,000,000	2,003,675
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,100,000	1,100,033
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	8.25	10/7/08	1,235,000 a	1,235,000
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,100,000	2,108,094
Port Authority of New York and New
Jersey, Equipment Notes	8.02	10/7/08	4,000,000 a	4,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	5.20	10/1/08	8,200,000 a	8,200,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,000,000	2,007,166
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	8.05	10/7/08	8,025,000 a	8,025,000
Rensselaer County Industrial

Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	8.25	10/7/08	2,300,000 a	2,300,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	8.28	10/7/08	6,230,000 a	6,230,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	8.40	10/7/08	3,600,000 a	3,600,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	8.06	10/7/08	3,100,000 a	3,100,000
Rome City School District,
RAN	2.25	6/25/09	3,900,000	3,909,785
Sackets Harbor Central School
District, GO Notes, BAN	3.00	7/2/09	2,594,437	2,607,756
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	8.25	10/7/08	10,285,000 a	10,285,000
Sayville Union Free School
District, GO Notes, BAN	2.75	6/26/09	3,000,000	3,016,233
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,000,000	1,005,820
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/09	350,000	355,465
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	8.28	10/7/08	3,945,000 a	3,945,000

U.S. Related--1.3%
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	8.01	10/7/08	4,400,000 a	4,400,000

Total Investments (cost $333,085,938)			99.6%	333,085,938
Cash and Receivables (Net)			.4%	1,247,932
Net Assets			100.0%	334,333,870

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $36,110,000 or 10.8% of net assets.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	333,085,938

Level 3 - Significant Unobservable Inputs	0

Total	333,085,938

P:\Word Processing\INSERTS FOR EDGAR FILINGS FROM ATTY-PARA\Tanya Philepoua\DLT-F\2008\11-2008\100-540-40 9-30-2008.DOC

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)